Income taxes	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income taxes
Income taxes
As at December 31, 2019, the Company has available Canadian non-capital losses in the amount of $230,872,000 (2018 – $163,144,000) and scientific research and experimental development expenditures (SRED) in the amount of $5,537,000 (2018– $3,732,000) to reduce Canadian taxable income in future years. The Company has unclaimed investment tax credits of $2,315,000 (2018 – $1,926,000) available to reduce future Canadian income taxes otherwise payable.
The SRED expenditures do not expire. The losses and credits will expire as follows:

	Non-capital losses carried forward $	Federal investment tax credits $
2029	3,294	30
2030	2,341	50
2031	1,786	280
2032	7,425	184
2033	5,325	75
2034	13,032	131
2035	18,749	203
2036	21,140	206
2037	42,230	353
2038	47,735	414
2039	67,815	389

As at December 31, 2019 and December 31, 2018, temporary differences for which no deferred tax asset was recognized were as follows:

	2019 $	2018 $
Deferred tax assets (liabilities)
Loss carry-forwards	56,533	44,264
Share issue costs	4,734	2,433
Deferred revenue, contingent consideration and royalty obligation	1,330	1,207
Property and equipment	(14)	—
Intangible assets	1,128	1,248
SRED	1,354	991
Other	268	231
	65,333	50,374
Potential tax assets not recognized	(65,333)	(50,374)
Net deferred tax assets	—	—

Given the Company’s past losses, management does not believe that it is more probable than not that the Company can realize its deferred tax assets and therefore it has not recognized any amount in the consolidated statements of financial position.
The difference between the expected income tax recovery based on a 25.4% (2018 – 27.0%) Canadian statutory tax rate and the actual income tax expense recorded is summarized as follows:

	2019 $	2018 $
Expected recovery at the statutory rate	(31,471)	(17,312)
Non-taxable revaluation of warrant liabilities	10,450	2,688
Non-deductible expenses including stock compensation	2,178	2,157
Effect of change in future tax rate	2,955	—
Difference between statutory and deferred tax rate	721	—
Unrecognized deductible temporary differences	15,167	12,467
Income taxes related to foreign subsidiaries	144	73
Total income tax expense	144	73